Condensed Consolidated Statement of Changes in Stockholders' Equity (Deficiency) - USD ($)		Total	Predecessor [Member]	Preferred Stock [Member]	Preferred Stock [Member] Predecessor [Member]		Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] Predecessor [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member] Predecessor [Member]	Common Stock [Member]	Common Stock [Member] Predecessor [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Predecessor [Member]	Retained Earnings [Member]	Retained Earnings [Member] Predecessor [Member]	Treasury Stock, Common [Member]
Balance at Dec. 31, 2020			$ (8,889,041)									$ 242		$ 35,923,373		$ (44,812,656)
Balance, shares at Dec. 31, 2020												24,167,257
Financial Designation, Predecessor and Successor [Fixed List]		Predecessor	Predecessor
Stock-based compensation:			$ 4,141,736											4,141,736
Net loss			(8,084,161)													(8,084,161)
Balance at Dec. 31, 2021			(12,831,466)									$ 242		40,065,109		(52,896,817)
Balance, shares at Dec. 31, 2021												24,167,257
Stock-based compensation:			1,941,746											1,941,746
Net loss			(3,748,495)													(3,748,495)
Issuance of preferred stock in private placement	[1]		393,301					$ 1						393,300
Issuance of preferred stock in private placement, shares	[1]							133,541
Balance at Mar. 31, 2022			(14,244,914)					$ 1				$ 242		42,400,155		(56,645,312)
Balance, shares at Mar. 31, 2022								133,541				24,167,257
Balance at Dec. 31, 2021			$ (12,831,466)									$ 242		40,065,109		(52,896,817)
Balance, shares at Dec. 31, 2021												24,167,257
Financial Designation, Predecessor and Successor [Fixed List]		Predecessor	Predecessor
Net loss			$ (9,445,325)
Balance at Sep. 30, 2022			(12,133,694)					$ 23				$ 242		50,208,183		(62,342,142)
Balance, shares at Sep. 30, 2022								2,253,056				24,167,257
Balance at Dec. 31, 2021			$ (12,831,466)									$ 242		40,065,109		(52,896,817)
Balance, shares at Dec. 31, 2021												24,167,257
Financial Designation, Predecessor and Successor [Fixed List]		Predecessor	Predecessor
Stock-based compensation:			$ 3,524,801											3,524,801
Net loss			(14,047,607)													(14,047,607)
Issuance of preferred stock in private placement	[2]		1,865,384		$ 6									1,865,378
Issuance of preferred stock in private placement, shares	[2]				625,639
Conversion of convertible notes payable and accrued interest into preferred stock	[3]		5,658,888		$ 18									5,658,870
Conversion of convertible notes payable and accrued interest into preferred stock, shares		2,940,537			1,802,193	[3]
Conversion of preferred stock into common stock					$ (24)							$ 64		(40)
Conversion of preferred stock into common stock, shares					(2,427,832)							6,406,210
Conversion of convertible notes payable into common stock	[4]		5,838,209									$ 29		5,838,180
Conversion of convertible notes payable into common stock, shares	[4]											2,940,537
Balance at Dec. 12, 2022		$ 99,681,682	(9,991,791)	$ 0	$ 0		$ 1	1	$ 1	1	$ 26	$ 335	$ 104,527,814	56,952,298	$ (4,846,160)	(66,944,424)
Balance, shares at Dec. 12, 2022							8,635		5,062		257,604	33,514,004
Balance at Dec. 31, 2021			(12,831,466)									$ 242		40,065,109		(52,896,817)
Balance, shares at Dec. 31, 2021												24,167,257
Financial Designation, Predecessor and Successor [Fixed List]		Successor
Balance at Dec. 31, 2022		$ 99,662,997					$ 1		$ 1		$ 26		104,584,147		(4,921,178)
Balance, shares at Dec. 31, 2022							8,635		5,062		257,604
Balance at Mar. 31, 2022			(14,244,914)					$ 1				$ 242		42,400,155		(56,645,312)
Balance, shares at Mar. 31, 2022								133,541				24,167,257
Stock-based compensation:			695,940											695,940
Net loss			(2,004,212)													(2,004,212)
Balance at Jun. 30, 2022			$ (15,553,186)					$ 1				$ 242		43,096,095		(58,649,524)
Balance, shares at Jun. 30, 2022								133,541				24,167,257
Financial Designation, Predecessor and Successor [Fixed List]		Predecessor	Predecessor
Stock-based compensation:			$ 494,022											494,022
Net loss			(3,692,618)													(3,692,618)
Issuance of preferred stock in private placement	[5]		959,200					$ 4						959,196
Issuance of preferred stock in private placement, shares	[5]							317,322
Conversion of convertible notes payable and accrued interest into preferred stock			5,658,888					$ 18						5,658,870
Conversion of convertible notes payable and accrued interest into preferred stock, shares								1,802,193
Balance at Sep. 30, 2022			(12,133,694)					$ 23				$ 242		50,208,183		(62,342,142)
Balance, shares at Sep. 30, 2022								2,253,056				24,167,257
Balance at Dec. 12, 2022		$ 99,681,682	$ (9,991,791)	0	$ 0		$ 1	$ 1	$ 1	$ 1	$ 26	$ 335	104,527,814	$ 56,952,298	(4,846,160)	$ (66,944,424)
Balance, shares at Dec. 12, 2022							8,635		5,062		257,604	33,514,004
Financial Designation, Predecessor and Successor [Fixed List]		Successor
Stock-based compensation:		$ 56,333											56,333
Net loss		(75,018)													(75,018)
Balance at Dec. 31, 2022		99,662,997					$ 1		$ 1		$ 26		104,584,147		(4,921,178)
Balance, shares at Dec. 31, 2022							8,635		5,062		257,604
Stock-based compensation:		287,461											287,461
Net loss		(3,543,950)													(3,543,950)
Reclassification of formerly redeemable common stock		331,331											331,331
Reclassification of formerly redeemable common stock, shares											1,880
Issuance of common stock pursuant to vendor agreements		395,200											395,200
Issuance of common stock pursuant to vendor agreements, shares											3,714
Registration costs associated with preferred stock issuance		(34,674)											(34,674)
Balance at Mar. 31, 2023		97,098,365					$ 1		$ 1		$ 26		105,563,465		(8,465,128)
Balance, shares at Mar. 31, 2023							8,635		5,062		263,198
Balance at Dec. 31, 2022		$ 99,662,997					$ 1		$ 1		$ 26		104,584,147		(4,921,178)
Balance, shares at Dec. 31, 2022							8,635		5,062		257,604
Financial Designation, Predecessor and Successor [Fixed List]		Successor
Net loss		$ (84,959,446)
Balance at Sep. 30, 2023		19,703,659							$ 1		$ 123		109,591,327		(89,880,624)		$ (7,168)
Balance, shares at Sep. 30, 2023							50		5,062		1,243,359						(62)
Balance at Mar. 31, 2023		97,098,365					$ 1		$ 1		$ 26		105,563,465		(8,465,128)
Balance, shares at Mar. 31, 2023							8,635		5,062		263,198
Stock-based compensation:		365,742											365,742
Net loss		(78,513,093)													(78,513,093)
Issuance of common stock pursuant to vendor agreements		210,000									$ 1		209,999
Issuance of common stock pursuant to vendor agreements, shares											10,857
Registered offering of common stock	[6]	9,831,019									$ 31		9,830,988
Registered offering of common stock , shares	[6]										314,729
Redemption of Series A Preferred Stock		(10,080,001)					$ (1)						(10,080,000)
Redemption of series A preferred stock , shares							(8,400)
Conversion of Series A Preferred Stock into common stock
Conversion of series A preferred stock into common stock , shares							(35)				500
Shares issued as consideration for extension of lock-up period		1,156,778									$ 9		1,156,769
Shares issued as consideration for extension of lock-up period, shares											86,976
Treasury stock acquired, at cost		(7,168)															$ (7,168)
Treasury stock acquired at cost , shares																	(62)
Balance at Jun. 30, 2023		$ 20,061,642							$ 1		$ 67		107,046,963		(86,978,221)		$ (7,168)
Balance, shares at Jun. 30, 2023							200		5,062		676,260						(62)
Financial Designation, Predecessor and Successor [Fixed List]		Successor
Stock-based compensation:		$ 243,045											243,045
Net loss		(2,902,403)													(2,902,403)
Registered offering of common stock	[7]	1,575,938									$ 9		1,575,929
Registered offering of common stock , shares	[7]										93,030
Redemption of Series A Preferred Stock		(215,048)											(215,048)
Redemption of series A preferred stock , shares							(150)
Warrant modification		181,891											181,891
Exercise of pre-funded warrants		947									$ 27		920
Exercise of pre-funded warrants, shares											270,606
Warrant inducement offer - exercise proceeds	[8]	757,647									$ 20		757,627
Warrant inducement offer - exercise proceeds, shares	[8]										203,463
Balance at Sep. 30, 2023		$ 19,703,659							$ 1		$ 123		$ 109,591,327		$ (89,880,624)		$ (7,168)
Balance, shares at Sep. 30, 2023							50		5,062		1,243,359						(62)

[1]	Includes gross proceeds of $419,320 less issuance costs of $26,019
[2]	Includes gross proceeds of $1,964,524 less issuance costs of $99,140
[3]	Includes principal of $5,230,000 and accrued interest of $428,888
[4]	Includes principal of $3,961,000, accrued interest of $709,608 and derivative liability of $1,167,601
[5]	Includes gross proceeds of $996,400 less issuance costs of $37,200
[6]	Includes gross proceeds of $11,015,500 less issuance costs of $1,184,482
[7]	Includes gross proceeds of $2,099,053 less issuance costs of $523,115
[8]	Includes gross proceeds of $966,349 less issuance costs of $208,702